Convertible Preferred Stock - Convertible Preferred Stock (Details) - shares	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares Authorized (in shares)	0		602,405,839
Shares Issued (in shares)			332,314,737
Shares Outstanding (in shares)	0	332,314,737	332,314,737	332,314,737	332,314,737	108,721,433	107,634,678
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			26,178,574
Shares Issued (in shares)			23,786,379
Shares Outstanding (in shares)			23,786,379
Series D-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			26,178,574
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Series D-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			21,305,758
Shares Issued (in shares)			20,390,896
Shares Outstanding (in shares)			20,390,896
Series D-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			914,862
Shares Issued (in shares)			914,862
Shares Outstanding (in shares)			914,862
Series D-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,062,009
Shares Issued (in shares)			1,062,009
Shares Outstanding (in shares)			1,062,009
Series D-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			1,062,009
Shares Issued (in shares)			0
Shares Outstanding (in shares)			0
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			132,946,826
Shares Issued (in shares)			100,138,544
Shares Outstanding (in shares)			100,138,544
Series C-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			132,946,826
Shares Issued (in shares)			8,939,693
Shares Outstanding (in shares)			8,939,693
Series C-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			18,624,354
Shares Issued (in shares)			14,018,524
Shares Outstanding (in shares)			14,018,524
Series C-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			19,741,818
Shares Issued (in shares)			8,367,368
Shares Outstanding (in shares)			8,367,368
Series C-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			2,171,064
Shares Issued (in shares)			2,171,064
Shares Outstanding (in shares)			2,171,064
Series C-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			18,624,354
Shares Issued (in shares)			4,605,830
Shares Outstanding (in shares)			4,605,830
Series C-6 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			19,741,818
Shares Issued (in shares)			11,374,450
Shares Outstanding (in shares)			11,374,450
Series C-7 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			9,833,660
Shares Issued (in shares)			4,469,846
Shares Outstanding (in shares)			4,469,846
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			39,753,024
Shares Issued (in shares)			28,583,364
Shares Outstanding (in shares)			28,583,364
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			12,531,940
Shares Issued (in shares)			11,169,660
Shares Outstanding (in shares)			11,169,660
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			93,850,533
Shares Issued (in shares)			69,267,349
Shares Outstanding (in shares)			69,267,349
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)			24,937,838
Shares Issued (in shares)			23,054,899
Shares Outstanding (in shares)			23,054,899